Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 195,803,487.12
Previously Paid Amount	0.00
Total Fee Amount	29,977.51
Total Offset Amount	0.00
Net Fee	$ 29,977.51